UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:       September 30, 2008
                                                     ------------------

Check here if Amendment [  ]; Amendment Number:
                                                     -----------------

     This Amendment (check only one):         [  ] is a restatement
                                              [  ] add new holdings entries


Institutional Investment Manager Filing this Report:

Name:           Ironwood Investment Management, LLC
                -----------------------------------
Address:        21 Custom House Street
                -----------------------------------
                Suite 240
                -----------------------------------
                Boston, MA 02110
                -----------------------------------

Form 13F File Number:     28-06155
                          --------


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:           Charles J. Daly
                ------------------------
Title:          Chief Financial Officer
                ------------------------
Phone:          617.757.7609
                ------------------------

Signature, Place and Date of Signing:


           /s/ Charles J. Daly           Boston, MA               11/5/2008
        ------------------------    --------------------     ------------------
               [Signature]             [City, State]               [Date]

Report Type (Check only one)

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:


None.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                        0
                                                 --------------------
Form 13F Information Table Entry Total:                  128
                                                 --------------------
Form 13F Information Table Value Total:               $262,386
                                                 --------------------
                                                     (thousands)




List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.


                                                                  FORM 13F INFORMATION TABLE

                                 TITLE              VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ --------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
4 Kids Entertainment Inc.      com     350865101  1,059    149,935   SH       SOLE                 99,395            46,340
A.M. Castle & Co.              com     148411101  1,071     61,992   SH       SOLE                 44,652            15,895
Acco Brands Corp.              com     00081T108  1,363    180,720   SH       SOLE                160,465            16,450
Actividentity Corp             com     00506P103  1,460    646,046   SH       SOLE                541,397            91,884
Aes Corp Com                   com     00130H105    328     28,090   SH       SOLE                 28,090
Airtran Hldgs Inc              com     00949P108    397    163,332   SH       SOLE                160,617
Allied Defense Group Com       com     019118108  6,804  1,115,410   SH       SOLE              1,025,105            82,805
American Coml Lines Inc        com     025195207  1,796    168,835   SH       SOLE                166,075
American Railcar Inds          com     02916P103    217     13,500   SH       SOLE                  1,400            11,100
Ampco Pittsburgh B             com     032037103    625     24,120   SH       SOLE                 18,135             5,485
Analogic Corp New              com     032657207  3,824     76,857   SH       SOLE                 69,766             5,690
Ariad Pharmaceuticals Inc      com     04033a100  6,704  2,713,978   SH       SOLE              2,555,689           140,594
Avalon Pharmaceuticals Com     com     05346p106    542  1,694,226   SH       SOLE              1,694,226
BTU International              com     056032105    524     59,520   SH       SOLE                 58,475
Bank Of Amer                   com     060505104    496     14,161   SH       SOLE                 14,071
Beacon Roofing Supply Inc      com     073685109  3,264    208,975   SH       SOLE                206,160
Berkshire Hills Bancorp Inc    com     084680107  2,853     89,142   SH       SOLE                 84,937             2,700
Bionova Inc Com                com     090643107  1,664  1,912,946   SH       SOLE              1,912,946
Bristol Myers Squibb           com     110122108    259     12,432   SH       SOLE                 12,432
Bronco Drilling Co Inc         com     112211107  1,279    125,165   SH       SOLE                123,350
C&d Technologies Inc           com     124661109  2,037    358,615   SH       SOLE                352,770
Cache Inc.                     com     127150308  1,316    191,493   SH       SOLE                188,713
Carter Inc.                    com     146229109  2,069    104,852   SH       SOLE                103,337
Ce Franklin Ltd Com            com     125151100  1,070    160,935   SH       SOLE                108,470            48,090
Celsion Corp                   com     15117n305  3,871  1,213,590   SH       SOLE              1,213,590
Charlotte Russe Hldg           com     161048103  1,484    144,733   SH       SOLE                142,643
Chemtura Corp                  com     163893100  5,241  1,149,378   SH       SOLE              1,084,820            56,793
Cherokee Intl Corp             com     164450108  1,376    472,939   SH       SOLE                465,919
Chiquita Brands Inc.           com     170032809  2,934    185,572   SH       SOLE                164,739            17,265
Citigroup                      com     172967101    273     13,332   SH       SOLE                 13,202
Citizens First Bancorp Inc     com     17461R106    886    162,850   SH       SOLE                137,825            21,765
Danka Business Sys Plc Sponsor com     236277109    877 10,960,354   SH       SOLE             10,208,374           694,980
Durect Corp                    com     266605104 17,923  3,200,605   SH       SOLE              3,060,645           108,285
Dycom Industries               com     267475101  1,397    107,305   SH       SOLE                105,545
Dynegy Inc Del                 com     26817G102  1,116    311,835   SH       SOLE                308,085
Eastern Insurance Holdings Inc com     276534104  1,111     82,277   SH       SOLE                 57,692            22,535
Ems Technologies Inc           com     26873N108  2,249    100,825   SH       SOLE                 99,295
Exxon Mobil Corp               com     30231G102  1,208     15,551   SH       SOLE                 15,551



                                 TITLE              VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ --------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

First Mercury Finl Com         com     320841109     415    29,120    SH       SOLE                 28,525
Flanders Corp.                 com     338494107   2,230   353,971    SH       SOLE                348,726
Franklin Bank Corp.            com     352451108     151   307,390    SH       SOLE                302,625
Freightcar America Inc.        com     357023100   1,074    36,695    SH       SOLE                 36,150
Frontier Oil Corp.             com     35914P105   2,662   144,530    SH       SOLE                132,735           9,060
General Electric Co            com     369604103     755    29,604    SH       SOLE                 29,347
Gevity Hr Inc                  com     374393106     933   128,102    SH       SOLE                126,292
Goodyear Tire & Rubr Co        com     382550101     378    24,715    SH       SOLE                 24,535
Gsi Group Inc                  com     36229U102     410   116,153    SH       SOLE                114,148
Hanover Insurance Group Inc    com     410867105   6,755   148,392    SH       SOLE                138,567           9,000
Healthtronics, Inc             com     42222L107      64    21,995    SH       SOLE                 21,995
Hewlett Packard                com     428236103     831    17,970    SH       SOLE                 17,880
Hms Holdings Corp.             com     40425J101     537    22,415    SH       SOLE                 22,415
Hollis-Eden Pharmaceuticals In com     435902101     223   184,583    SH       SOLE                181,558
Hooker Furniture Corp          com     439038100     811    45,690    SH       SOLE                 32,980          11,635
Hudson Highland Group Inc      com     443792106   1,322   190,184    SH       SOLE                187,339
I-Many Inc                     com     44973Q103   1,426 2,037,027    SH       SOLE              2,004,592
Ico Hldgs Inc                  com     449293109  10,198 1,817,849    SH       SOLE              1,729,179          75,585
Indevus Pharmaceuticals Inc    com     454072109     557   166,281    SH       SOLE                163,546
Industrial Enterprises Com New com     456132208     267 3,812,070    SH       SOLE              3,562,865         245,130
Infocus Corp                   com     45665b106   1,204   818,910    SH       SOLE                560,020         237,315
International Coal Group Inc   com     45928H106   3,076   492,932    SH       SOLE                467,627          17,410
Intl Business Machines         com     459200101   1,104     9,441    SH       SOLE                  9,376
Jos A Bank Clothiers Inc       com     480838101   3,460   102,990    SH       SOLE                101,290
KKR Financial Holdings LLC     com     48248A306      92    14,510    SH       SOLE                  7,910           6,050
Kona Grill Inc                 com     50047H201     638   107,805    SH       SOLE                106,025
LTX-Credence Corp Com          com     502403108     257   147,870    SH       SOLE                145,450
Madden Steven Ltd              com     556269108   3,036   122,525    SH       SOLE                120,545
Magnetek Inc.                  com     559424106   8,622 2,128,831    SH       SOLE              1,970,646         143,070
Material Sciences Corp         com     576674105   6,191 1,076,616    SH       SOLE              1,013,931          55,220
Maxwell Technologies Inc       com     577767106     987    73,985    SH       SOLE                 72,750
Mckesson                       com     58155Q103     736    13,675    SH       SOLE                 13,675
Measurement Specialties Inc    com     583421102   1,155    66,237    SH       SOLE                 65,142
Mentor Graphics Corp           com     587200106   2,292   201,972    SH       SOLE                198,827
Merck                          com     589331107     244     7,724    SH       SOLE                  7,724
Mercury Computer Systems       com     589378108     640    71,925    SH       SOLE                 70,465
Metalico Inc                   com     591176102   1,499   254,110    SH       SOLE                249,640
Mfri Inc Com                   com     552721102   3,906   347,225    SH       SOLE                328,720          16,955
Mocon Inc                      com     607494101   6,818   649,167    SH       SOLE                649,167
Moduslink Global Solut Com     com     60786L107   1,724   179,387    SH       SOLE                158,140          17,425
Motorola                       com     620076109     187    26,220    SH       SOLE                 26,040
Nautilus Inc                   com     63910B102     531   116,085    SH       SOLE                114,165
Newalliance Bancshares Inc     com     650203102   1,749   116,343    SH       SOLE                 98,493          15,125
Newpark Res Inc                com     651718504   3,276   448,805    SH       SOLE                441,950



                                 TITLE              VALUE   SHARES/   SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          OF CLASS   CUSIP   (x$1000) PRN AMT   PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ --------- --------- -------- --------  --- ---- ------- ------------ -------- -------- --------

Nms Communications Corp        com       629248105    330   674,250    SH       SOLE                 664,840
Novagold Res Inc               com       66987E206  1,642   252,187    SH       SOLE                 210,797            35,875
Novavax Corp                   com       670002104  9,990 3,444,885    SH       SOLE               3,180,545           235,255
Olin Corp                      com       680665205    727    37,475    SH       SOLE                  27,635             9,020
Omnova Solutions Inc           com       682129101  3,604 1,810,877    SH       SOLE               1,701,937            99,865
Parallel Pete Corp Del         com       699157103  1,335   141,715    SH       SOLE                 133,625             5,470
Pegasystems Inc                com       705573103  2,633   203,961    SH       SOLE                 200,921
Pepsico                        com       713448108    435     6,105    SH       SOLE                   6,105
Perficient Inc Com             com       71375U101    718   108,135    SH       SOLE                 106,300
Petrohawk Energy Corp          com       716495106  1,271    58,749    SH       SOLE                  57,981
Pfizer                         com       717081103    291    15,773    SH       SOLE                  15,773
Plato Learning Inc             com       72764Y100    536   188,835    SH       SOLE                 185,810
Pma Cap Corp                   com       693419202  2,841   322,137    SH       SOLE                 317,567
Polyone Corp                   com       73179P106  7,252 1,124,320    SH       SOLE               1,046,285            71,535
Progessive Corp Ohio           com       743315103    252    14,475    SH       SOLE                  14,475
Progress Software Corp         com       743312100  3,960   152,353    SH       SOLE                 149,978
Proliance International Inc    com       74340r104    391   521,020    SH       SOLE                 337,785           168,010
Quadramed Corp                 com       74730W507  4,514   547,845    SH       SOLE                 547,845
RXI Pharmaceuticals Corp Com   com       74978T109    506    62,047    SH       SOLE                  62,047
Rti International Metals Inc.  com       74973w107    212    10,850    SH       SOLE                  10,700
Semitool Inc Com               com       816909105  1,563   191,020    SH       SOLE                 187,860
Shaw Group Inc.                com       820280105  2,609    84,915    SH       SOLE                  83,695
Shoe Carnival Inc              com       824889109  1,353    82,575    SH       SOLE                  81,245
Softbrands Inc                 com       83402A107    979 1,017,498    SH       SOLE                 690,666           299,807
Sonus Networks Inc             com       835916107  1,584   549,968    SH       SOLE                 541,653
Southwest Bancorp Okla Com     com       844767103  1,156    65,397    SH       SOLE                  64,322
Strategic Diagnostics Inc      com       862700101    493   304,468    SH       SOLE                 300,518
Sunopta Inc                    com       8676EP108  3,425   555,970    SH       SOLE                 547,555
Sycamore Networks Inc          com       871206108  1,461   452,387    SH       SOLE                 445,697
Sypris Solutions Inc           com       871655106    239   148,536    SH       SOLE                 146,196
Tempur-Pedic Intl Inc          com       88023U101  2,729   232,081    SH       SOLE                 213,516            14,375
The Bank Of New York Mellon    com       064058100    208     6,375    SH       SOLE                   6,375
Trident Microsystems           com       895919108    284   118,485    SH       SOLE                  64,185            49,775
U S Physical Therapy Inc       com       90337L108  3,127   180,138    SH       SOLE                 177,238
Universal Fst Prods Inc        com       913543104    835    23,930    SH       SOLE                  23,535
Varian Semiconductor Equip Aas com       922207105  5,730   228,112    SH       SOLE                 224,952
Vermillion Inc.                com       92407M206    838   838,227    SH       SOLE                 838,227
Vicor Corp                     com       925815102  1,273   143,368    SH       SOLE                 141,118
Vivus Inc                      com       928551100  2,803   352,980    SH       SOLE                 347,530
Watts Water Technologies, Inc. com       942749102  1,849    67,619    SH       SOLE                  66,629
Wausau Paper Corp              com       943315101  3,329   328,665    SH       SOLE                 297,635            25,050
Westaff Inc.                   com       957070105    202   559,852    SH       SOLE                 377,456           167,071
Whitney Holding Corporation Co com       966612103  1,943    80,133    SH       SOLE                  78,943
Williams Control Inc           com       969465608  7,317   568,083    SH       SOLE                 529,583            35,300
Xerox Corp                     com       984121103    132    11,480    SH       SOLE                  11,480
Zoran Corp Com                 com       98975F101  1,093   133,895    SH       SOLE                 131,700
